COMMITMENTS AND CONTINGENCIES (Details) MMcf in Thousands	Dec. 31, 2023 MMcf
Oil and Gas, Delivery Commitment, Year One
Disclosure of other provisions [line items]
Oil and Gas, Delivery Commitment, Quantity Committed	70,769
Oil and Gas, Delivery Commitment, Year Two
Disclosure of other provisions [line items]
Oil and Gas, Delivery Commitment, Quantity Committed	16,658
Oil and Gas, Delivery Commitment, Year Three
Disclosure of other provisions [line items]
Oil and Gas, Delivery Commitment, Quantity Committed	0
Oil and Gas, Delivery Commitment, After Year Three
Disclosure of other provisions [line items]
Oil and Gas, Delivery Commitment, Quantity Committed	360,114